Note 16 - Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2014
Convertible Notes [Abstract]
Convertible Debt [Table Text Block]
	7% Notes (1)	4.5% Note (2)	Tiger Equity Note (3)	15% Note (4)	8% and 4.4% Notes (5)	12% Con.Deb and Notes (6)	10% Notes (7)	VPP & VAG Note (8)	Other Notes (9)	Total
Balance at December 31, 2011	$53,391	$-	$-	$-	$-	$-	$-	$-	$-	$53,391
Amortization of the Beneficial Conversion Feature	71,561	-	-	-	-	-	-	-	-	71,561
Partial Conversion of the Convertible Senior Notes	(124,900)	-	-	-	-	-	-	-	-	(124,900)
Convertible Notes Issued	-	62,500	-	-	-	-	-	-	-	62,500
Balance at December 31, 2012	52	62,500	-	-	-	-	-	-	-	62,552
Convertible Notes Issued	-	-	2,855	1,000	1,525	500	20,000	39,000	-	64,880
Beneficial Conversion Feature	-	-	-	(248)	-	-	-	-	-	(248)
Amortization of the Beneficial Conversion Feature & Warrant	13	-	-	248	-	3	-	-	-	264
Cash payments	-	-	-	-	-	-	-	(125)	-	(125)
Warrants attached	-	-	-	-	-	(142)	-	-	-	(142)
Notes Converted to shares	-	-	(2,855)	(1,000)	-	-	-	(21,675)	-	(25,530)
Balance at December 31, 2013	65	62,500	-	-	1,525	361	20,000	17,200	-	101,651
Convertible Notes Issued / (Cancelled)	-	-	-	-	12,358	6,776	5,940	(4,500)	693	21,267
Amortization of the Beneficial Conversion Feature & Warrant	17	-	-	-	-	241	-	-	-	258
Cash payments	-	-	-		(55)	-	(250)	-	-	(305)
Warrants attached	-	-	-	-	-	(170)	-	-	-	(170)
Notes Converted to shares	-	-		-	(5,628)	(932)	(14,027)	(4,300)	(693)	(25,580)
Balance at December 31, 2014	$82	$62,500	$-	$-	$8,200	$6,276	$11,663	$8,400	$-	$97,121
Short term convertible notes	82	62,500	-	-	2,927	6,276	5,500	8,400		85,685
Long term convertible notes	$-	$-	$-	$-	$5,273	$-	$6,163	$-	$-	$11,436